Consolidated statement of cash flows - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Profit before tax	[1],[2]	£ 2,860	£ 203
Adjustments for non-cash items:
Depreciation, amortisation and impairment	[2]	3	66
Net (losses)/gain from investing activities	[2]	(1,739)	218
Share of loss in associates and joint ventures	[1],[2]	35	21
Change in expected credit losses gross of recoveries and other credit impairment charges	[2]	56	210
Provisions including pensions	[2]	46	44
Share-based payment expense	[2]	29	11
Other non-cash items included in profit before tax	[2]	(65)	3
Elimination of exchange differences	[2],[3]	5,932	(3,372)
Change in operating assets	[2]	(20,459)	(20,115)
Change in operating liabilities	[2]	16,934	57,286
Dividends received from associates	[2]	0	7
Contributions paid to defined benefit plans	[2]	(4)	(6)
Tax (paid)/credit	[2]	(645)	750
Net cash from operating activities	[2]	2,983	35,326
Cash flows from investing activities
Purchase of financial investments	[2]	(14,534)	(8,323)
Proceeds from the sale and maturity of financial investments	[2]	7,574	7,697
Net cash flows from the purchase and sale of property, plant and equipment and RoU	[2]	(9)	(16)
Net investment in intangible assets	[2]	(38)	(10)
Net cash outflow from investment in associates and from acquisition of businesses and subsidiaries	[2]	(1)	0
Net cash from investing activities	[2]	(7,008)	(652)
Cash flows from financing activities
Issue of ordinary share capital and other equity instruments	[2]	0	208
Subordinated loan capital issued	[2]	932	1,847
Subordinated loan capital repaid	[2]	(834)	(582)
Dividends to the parent company	[2]	(816)	(59)
Dividend paid to non-controlling interests	[2]	(3)	(2)
Net cash from financing activities	[2]	(721)	1,412
Net (decrease)/increase in cash and cash equivalents	[2]	(4,746)	36,086
Cash and cash equivalents at the beginning of the period	[2]	189,907	140,923
Exchange differences in respect of cash and cash equivalents	[2]	(5,409)	4,264
Cash and cash equivalents at the end of the period	[2]	£ 179,752	£ 181,273

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts‘, which replaced IFRS 4 ‘Insurance Contracts‘. Comparative data have been restated accordingly.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[3]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.